Employee Compensation - Share-Based Compensation - Summary of Ranges of Values used for each Option Pricing Assumption (Detail)	3 Months Ended
	Jan. 31, 2020 yr $ / shares	Jan. 31, 2019 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	4.30%	5.70%
Expected share price volatility	15.40%
Risk-free rate of return		2.50%
Exercise price | $ / shares	$ 101.47	$ 89.90
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected share price volatility		20.00%
Risk-free rate of return	1.90%
Expected period until exercise (in years)	6.5	6.5
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected share price volatility		20.10%
Risk-free rate of return	2.00%
Expected period until exercise (in years)	7.0	7.0